UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          One Fawcett Place
                  Greenwich, CT 06830


Form 13F File Number:        028-12755
                             ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew Zweig
Title:            General Counsel and Chief Compliance Officer
Phone:            (203) 608-3100

Signature, Place and Date of Signing:


     /s/ Matthew Zweig               Greenwich, CT           May 15, 2012
---------------------------          -------------           ------------
        [Signature]                  [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------
Form 13F Information Table Entry Total:                      42
                                                  ---------------------
Form 13F Information Table Value Total:                   $2,683,381
                                                  ---------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended March 31, 2012


-----------------------------------------------------------------------------------------------------------------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
                                                       ------   -------   --- ---- ---------- --------    -------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP              COM            03073T102    6,472     96,200 SH       SOLE                    96,200
BAIDU INC                    SPON ADR REP A 056752108  172,442  1,182,973 SH       SOLE                 1,182,973
BROOKDALE SR LIVING INC      COM            112463104   49,477  2,642,997 SH       SOLE                 2,642,997
CARBO CERAMICS INC           COM            140781105   21,049    199,608 SH       SOLE                   199,608
CARBO CERAMICS INC           COM            140781105   38,405    364,200 SH  PUT  SOLE                   364,200
CBS CORP NEW                 CL B           124857202  109,241  3,221,500 SH       SOLE                 3,221,500
DOLLAR GEN CORP NEW          COM            256677105   93,914  2,032,780 SH       SOLE                 2,032,780
EBAY INC                     COM            278642103  128,350  3,478,308 SH       SOLE                 3,478,308
EQUINIX INC                  COM NEW        29444U502  148,738    944,670 SH       SOLE                   944,670
FORTINET INC                 COM            34959E109   62,611  2,264,424 SH       SOLE                 2,264,424
GOOGLE INC                   CL A           38259P508   25,210     39,314 SH       SOLE                    39,314
GROUPON INC                  COM CL A       399473107      556     30,250 SH       SOLE                    30,250
IPG PHOTONICS CORP           COM            44980X109   13,030    250,344 SH       SOLE                   250,344
JINKOSOLAR HLDG CO LTD       SPONSORED ADR  47759T100    1,712    280,720 SH       SOLE                   280,720
JINKOSOLAR HLDG CO LTD       SPONSORED ADR  47759T100      610    100,000 SH  PUT  SOLE                   100,000
KB HOME                      COM            48666K109   32,507  3,652,498 SH       SOLE                 3,652,498
LDK SOLAR CO LTD             SPONSORED ADR  50183L107      400    100,000 SH  PUT  SOLE                   100,000
LEGGETT & PLATT INC          COM            524660107    6,536    284,030 SH       SOLE                   284,030
LENDER PROCESSING SVCS INC   COM            52602E102   67,590  2,599,625 SH       SOLE                 2,599,625
LINKEDIN CORP                COM CL A       53578A108   18,883    185,141 SH       SOLE                   185,141
LIZ CLAIBORNE INC            COM            539320101   37,892  2,836,198 SH       SOLE                 2,836,198
MARTIN MARIETTA MATLS INC    COM            573284106   25,860    302,000 SH       SOLE                   302,000
MICRON TECHNOLOGY INC        COM            595112103   89,430 11,047,620 SH       SOLE                11,047,620
NETFLIX INC                  COM            64110L106  129,217  1,123,234 SH       SOLE                 1,123,234
OPENTABLE INC                COM            68372A104   44,302  1,094,676 SH       SOLE                 1,094,676
OWENS CORNING NEW            COM            690742101  114,246  3,170,865 SH       SOLE                 3,170,865
PANDORA MEDIA INC            COM            698354107   18,078  1,770,597 SH       SOLE                 1,770,597
PRICELINE COM INC            COM NEW        741503403  120,110    167,400 SH       SOLE                   167,400
QLIK TECHNOLOGIES INC        COM            74733T105   18,266    570,815 SH       SOLE                   570,815
RALPH LAUREN CORP            CL A           751212101  159,959    917,563 SH       SOLE                   917,563
SEAGATE TECHNOLOGY PLC       SHS            G7945M107  242,135  8,982,916 SH       SOLE                 8,982,916
SEARS HLDGS CORP             COM            812350106   81,494  1,230,100 SH  PUT  SOLE                 1,230,100
SINA CORP                    ORD            G81477104    1,342     20,647 SH       SOLE                    20,647
SOHU COM INC                 COM            83408W103    6,863    124,399 SH       SOLE                   124,399
TEMPUR PEDIC INTL INC        COM            88023U101  263,631  3,122,486 SH       SOLE                 3,122,486
ULTA SALON COSMETCS & FRAG I COM            90384S303   20,608    221,851 SH       SOLE                   221,851
UNITED RENTALS INC           COM            911363109  133,211  3,105,866 SH       SOLE                 3,105,866
URBAN OUTFITTERS INC         COM            917047102   51,052  1,753,765 SH       SOLE                 1,753,765
VISTAPRINT N V               SHS            N93540107   15,535    401,935 SH       SOLE                   401,935
WEIGHT WATCHERS INTL INC NEW COM            948626106   38,595    500,000 SH  PUT  SOLE                   500,000
WELLCARE HEALTH PLANS INC    COM            94946T106    6,422     89,346 SH       SOLE                    89,346
WILLIAMS SONOMA INC          COM            969904101   67,400  1,798,300 SH       SOLE                 1,798,300